Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
10.	Commitments and Contingencies

In October 2013, the LLC entered into a ten month lease that began November 1, 2013 for office space for its corporate headquarters. The monthly rent expense of $11,000 is being recognized on a straight line basis over the term of the lease.

Rent expense totaled $46,000 and $63,000 for the three months ended March 31, 2014 and March 31, 2013, respectively.

The Company is not currently a party to any material legal, administrative or regulatory proceedings that have arisen in the ordinary course of business or otherwise that would result in loss contingencies.

13.	Commitments and Contingencies

In October 2013, the LLC entered into a ten month lease that began November 1, 2013 for office space for its corporate headquarters. The monthly rent expense of $11,000 is being recognized on a straight line basis over the term of the lease.

Rent expense included in loss from continuing operations totaled $256,000 and $249,000 for the years ended December 31, 2013 and 2012 respectively. Rent expense included in loss from discontinued operations totaled $10,022,000 and $11,140,000 for the years ended December 31, 2013 and 2012, respectively.

The Company is not currently a party to any material legal, administrative or regulatory proceedings that have arisen in the ordinary course of business or otherwise that would result in loss contingencies.